FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for twelve month period ending:		12/31/2013

Is this a transition report?		N

Is this an amendment to a previous filing?		N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: PRESTIGE VARIABLE LIFE ACCOUNT
	B.	File Number: 811-09667
	C.	Telephone Number: 303-737-3000

2.	A.	Street: 8515 EAST ORCHARD ROAD
	B.	City: GREENWOOD VILLAGE
	C.	State: COLORADO
	D.	Zip Code: 80111
	E.	Foreign Country:

3.	Is this the first filing on this form by Registrant?	N

4.	Is this the last filing on this form by Registrant?	N

5.	Is Registrant a small a business investment company (SBIC)? (If yes, complete only 89-110)	N

6.	Is Registrant a unit investment trust (UIT)? (If yes, complete only 111 through 133)	Y

111.	A.
B.
C.

112.

113.

114.	A.
B.
C.

115.	A.
B.

116.	A.
B.

117.	A.
B.
C.
D.
E.

118.

119.

120.

121.

122.

123.	$636

124.

125.	$33

126.	$0

127.	A.
	B.
	C.
	D.
	E.
	F.
	G.
	H.
	I.
	J.	1 $7,170 $0
	K.
	L.	1 $7,170 $0

128.

131.	$10

132.

133.	None

Signature Page

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of:	Greenwood Village	State of:	Colorado	Date:	February 27, 2014

Name of Registrant, Depositor, or Trustee:

PRESTIGE VARIABLE LIFE SERIES ACCOUNT

By:	/s/ Brian Stallworth	Witness	/s/ Michelle Davis
	Brian Stallworth		Michelle Davis
	Counsel		Senior Paralegal